Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Real estate, at cost:
Land	$ 189,373	$ 83,996
Buildings and improvements	358,360	140,057
Total real estate, at cost	547,733	224,053
Less accumulated depreciation	(10,111)	(132)
Real estate held for investment, net	537,622	223,921
Assets held for sale	14,802	8,532
Cash, cash equivalents and restricted cash	92,643	169,319
Acquired lease intangible assets, net	75,024	28,846
Other assets, net	5,724	3,304
Total assets	725,815	433,922
Liabilities:
Term loan, net	174,105	173,913
Lease intangible liabilities, net	16,930	4,672
Liabilities related to assets held for sale	399	189
Accounts payable, accrued expenses and other liabilities	6,308	2,716
Total liabilities	197,742	181,490
Commitments and contingencies
Stockholders’ equity
Common stock, $0.01 par value, 400,000,000 shares authorized; 28,203,545 and 8,860,760 shares issued and outstanding as of December 31, 2020 and 2019, respectively	282	89
Additional paid-in capital	501,045	164,416
Retained (loss) earnings	(7,464)	28
Accumulated other comprehensive income	235	0
Total stockholders’ equity	494,098	164,533
Noncontrolling interests	33,975	87,899
Total equity	528,073	252,432
Total liabilities and equity	$ 725,815	$ 433,922